FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets:
Transfers of assets between Level 1 to Level 2	$ 0
Transfers of liabilities between Level 1 to Level 2	0
Transfers of assets between Level 2 to Level 1	0
Transfers of liabilities between Level 2 to Level 1	0
Total securities available for sale	117,776,982	88,280,080
U.S. government agency obligations
Assets:
Total securities available for sale	40,915,595	19,793,502
U.S. treasury securities
Assets:
Total securities available for sale	5,000,000
State and municipal securities
Assets:
Total securities available for sale	38,744,869	36,403,923
Other securities
Assets:
Total securities available for sale	248,501	248,501
Mortgage-backed: residential
Assets:
Total securities available for sale	32,868,017	31,834,154
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total securities available for sale	117,776,982	88,280,080
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. government agency obligations
Assets:
Total securities available for sale	40,915,595	19,793,502
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. treasury securities
Assets:
Total securities available for sale	5,000,000
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipal securities
Assets:
Total securities available for sale	38,744,869	36,403,923
Recurring basis | Significant Other Observable Inputs (Level 2) | Other securities
Assets:
Total securities available for sale	248,501	248,501
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed: residential
Assets:
Total securities available for sale	32,868,017	31,834,154
Recurring basis | Total
Assets:
Total securities available for sale	117,776,982	88,280,080
Recurring basis | Total | U.S. government agency obligations
Assets:
Total securities available for sale	40,915,595	19,793,502
Recurring basis | Total | U.S. treasury securities
Assets:
Total securities available for sale	5,000,000
Recurring basis | Total | State and municipal securities
Assets:
Total securities available for sale	38,744,869	36,403,923
Recurring basis | Total | Other securities
Assets:
Total securities available for sale	248,501	248,501
Recurring basis | Total | Mortgage-backed: residential
Assets:
Total securities available for sale	$ 32,868,017	$ 31,834,154